Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2014	2013
	(Millions of yen)
Land	¥286,336	¥282,484
Buildings	1,609,667	1,570,024
Machinery and equipment	1,822,026	1,736,107
Construction in progress	70,759	73,645

	3,788,788	3,662,260
Less accumulated depreciation	(2,519,259)	(2,383,530)

	¥1,269,529	¥1,278,730